Concentration of major customers and suppliers (Details) - item	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Total sales | Customer concentration risk | Major Customers
Major Customers And Suppliers [Line Items]
Number of customers	1	1
Total sales | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	79.00%	45.00%
Accounts receivable | Customer concentration risk | Major Customers
Major Customers And Suppliers [Line Items]
Number of customers	1		1
Accounts receivable | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	97.00%		94.00%
Advances to suppliers | Supplier concentration risk | Major Suppliers
Major Customers And Suppliers [Line Items]
Number of customers	3		2
Advances to suppliers | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	46.00%		45.00%
Advances to suppliers | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	37.00%		44.00%
Advances to suppliers | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	16.00%
Total purchases | Supplier concentration risk | Major Suppliers
Major Customers And Suppliers [Line Items]
Number of customers	3	2
Total purchases | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	53.00%	56.00%
Total purchases | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	26.00%	25.00%
Total purchases | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	15.00%